Convertible Notes:	6 Months Ended
Jun. 30, 2012
Convertible Notes:

Note 12. Convertible Notes:

In May 2007, the Company issued $103,500,000 aggregate principal amount of Senior subordinated convertible notes, of which $102,347,000 remained outstanding prior to June 15, 2012. Convertible notes with a face value of $1,153,000 were previously settled in cash or repurchased by the Company in the open market at a total cost of approximately $452,000. The unsecured notes, bear interest at a rate of 5.50% annually, pay interest semi-annually in arrears and mature on June 15, 2022.

Key Indenture terms include:

Any outstanding notes are convertible, at the option of the note holder, into Class A common shares of the Company at the initial conversion rate, subject to adjustment, of 132.626 shares per $1,000 principal amount (equivalent to a conversion price of $7.54). Unless there was continuing an event of default under the Company’s indenture, conversion could be affected at the Company’s option by delivering common shares, cash or a combination thereof.

The note holders also had a one-time option (the “Put Option”) to require the Company to repurchase the notes on June 15, 2012, at a price equal to 100% of the principal amount of the notes plus accrued but unpaid interest, in whole or in part at the option of the Company, by delivering cash and/or common shares.

Beginning on June 16, 2012, the Company, at its option, can redeem all or part of the notes for cash at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest.

The covenants contained in the indenture are limited to administrative issues such as payments of interest, maintenance of office or agency location, delivery of reports and other related issues. Likewise, events of default are defined as failure to pay interest and principal amounts when due, default in the performance of covenants, failure to convert notes upon holder’s exercise of conversion rights and similar provisions or the Company’s failure to give notice of a fundamental change which is generally defined as events related to a change of control in the Company.

On May 16, 2012, the Company notified the convertible note holders, as required by the Indenture, that they had the right to require the Company to purchase all or a portion of their notes on June 15, 2012 and that the Company would pay, in cash, any notes validly surrendered. On June 15, 2012, pursuant to the Put Option, note holders elected to surrender $16.9 million of the notes to the Company for cash.

The remaining notes outstanding as of June 30, 2012 are as follows:

Face Value of Notes
Beginning notes outstanding prior to June 15, 2012	$102,347,000
Less redemption: June 15, 2012 Put Option	16,900,000
Remaining notes outstanding at June 30, 2012	85,447,000
Notes outstanding: short-term (1)	17,955,500
Notes outstanding: long-term	$ 67,491,500

Based on the terms of the Restructuring (described below) and managements estimate of the mix of cash and/or common shares to be utilized for the remaining redemptions expected to be consummated in the third quarter.

Concurrent with the Put Option, the Company announced a restructuring agreement (the “Restructuring”), subject to shareholder approval, with its three largest note holders (“Large Note holders”), who held approximately 88% of the outstanding notes. In connection with the Restructuring, the Company incurred certain legal and other transaction costs. These costs have been deferred as part of Deposits, advances and other, pending completion of the Restructuring.  See Note 14. Subsequent Events.

The notes are classified as a liability and were initially recorded at face value, net of issuance costs. The notes are accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense. The Company capitalized interest and accretion on the notes until October, 2009, when the Company filed for arbitration and when Venezuela seized the Brisas Project. Thereafter all interest and accretion on the notes has been expensed. The Company has paid $5.6 million in interest on the notes during each of the last three years.